Shareholder Report, Holdings (Details) - NORTHQUEST CAPITAL FUND INC	Dec. 31, 2025
Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Apple [Member]
Holdings [Line Items]
Percent of Total Investments	6.95%
Monolithic Power System [Member]
Holdings [Line Items]
Percent of Total Investments	6.76%
Arista Networks [Member]
Holdings [Line Items]
Percent of Total Investments	6.15%
Paker Hannifin [Member]
Holdings [Line Items]
Percent of Total Investments	5.62%
Mastercard [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Arthur J Gallagher [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
S P Global [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
O Reilly Automotive [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Financial Servcies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.98%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.01%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.98%